Pension and Other Employee Benefits	12 Months Ended
Dec. 31, 2022
Pension And Employee Benefits [Abstract]
Pension and Other Employee Benefits
26.
Pension and Other Employee Benefits

Pension

Defined Benefit Pension Plans

PLDT has defined benefit pension plans, operating under the legal name “The Board of Trustees for the account of the Beneficial Trust Fund created pursuant to the Benefit Plan of PLDT Co.” and covering all of our permanent and regular employees. Certain subsidiaries of PLDT have not yet drawn up a specific retirement plan for its permanent or regular employees. For the purpose of complying with Revised PAS 19, Employee Benefits, pension benefit expense has been actuarially computed based on defined benefit plan.

PLDT’s actuarial valuation is performed every year-end. Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
		(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	22,298	28,197	22,638
Interest costs on benefit obligation	1,173	922	1,056
Service costs	1,093	1,614	1,313
Actuarial losses on obligations – experience	78	538	265
Actual benefits paid/settlements	(102)	(3,471)	(369)
Actuarial losses on obligations – economic assumptions	(3,972)	(5,502)	3,507
Curtailment and others	(4,685)	—	(213)
Present value of defined benefit obligations at end of the year	15,883	22,298	28,197
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	14,683	15,000	13,724
Actual contributions	6,359	3,614	3,227
Interest income on plan assets	983	605	322
Return on plan assets (excluding amount included in net interest)	—	(1,065)	(1,904)
Actual gain on plan assets	(421)	—	—
Actual benefits paid/settlements	(5,313)	(3,471)	(369)
Fair value of plan assets at end of the year	16,291	14,683	15,000
Unfunded status – net	408	(7,615)	(13,197)
Accrued benefit costs	482	7,760	13,342
Prepaid benefit costs (Note 19)	890	145	145

Components of net periodic benefit costs:
Service costs	1,093	1,614	1,313
Interest costs - net	190	317	734
Curtailment/settlement gains and other adjustments	261	—	(99)
Net periodic benefit costs (Note 5)	1,544	1,931	1,948

Actual net gain on plan assets amounted to Php562 million for the year ended December 31, 2022, while actual net loss on plan assets amounted to Php460 million and Php1,582 million for the years ended December 31, 2021 and 2020, respectively.

Based on the latest actuarial valuation, our expected contribution to the defined benefit plan in 2023 will amount to Php4,613 million.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2022:

(in million pesos)
2023	261
2024	317
2025	433
2026	826
2027	1,077
2028 to 2032	11,904

The average duration of the defined benefit obligation at the end of the reporting period is 10.91 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Rate of increase in compensation	5.7%	5.7%	6.0%
Discount rate	7.3%	5.3%	3.5%

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2022 and 2021, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	1%	(14,223)
	(1%)	17,579

Future salary increases	1%	17,587
	(1%)	(4,189)

PLDT’s Retirement Plan

The Board of Trustees, which manages the beneficial trust fund, is composed of: (i) a member of the Board of Directors of PLDT, who is not a beneficiary of the Plan; (ii) a member of the Board of Directors or a senior officer of PLDT, who is a beneficiary of the Plan; (iii) a senior member of the executive staff of PLDT; and (iv) two persons who are not executives nor employees of PLDT.

Benefits are payable in the event of termination of employment due to: (i) compulsory, optional, or deferred retirement; (ii) death while in active service; (iii) physical disability; (iv) voluntary resignation; or (v) involuntary separation from service. For a plan member with less than 15 years of credited services, retirement benefit is equal to 100% of final compensation for every year of service. For those with at least 15 years of service, retirement benefit is equal to 125% of final compensation for every year of service, with such percentage to be increased by an additional 5% for each completed year of service in excess of 15 years, but not to exceed a maximum of 200%. In case of voluntary resignation after attainment of age 40 and completion of at least 15 years of credited service, benefit is equal to a percentage of his vested retirement benefit, in accordance with percentages prescribed in the retirement plan.

The Board of Trustees of the beneficial trust fund uses an investment approach with the objective of maximizing the long-term expected return of plan assets.

The majority of the Plan’s investment portfolio consists of listed and unlisted equity securities while the remaining portion consists of passive investments like temporary cash investments and fixed income investments.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement. To effectively manage liquidity risk, the Board of Trustees invests at least the equivalent amount of actuarially computed expected compulsory retirement benefit payments for the year to liquid/semi-liquid assets such as government securities, savings and time deposits with commercial banks.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE. In order to effectively manage price risk, the Board of Trustees continuously assesses these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2022 and 2021:

	2022	2021
		(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	13,509	11,332
Shares of stock	1,913	2,316
Corporate bonds	318	242
Mutual funds	7	7
Government securities	129	17
Total noncurrent financial assets	15,876	13,914
Current Financial Assets
Cash and cash equivalents	410	518
Receivables	8	5
Total current financial assets	418	523
Total PLDT’s Plan Assets	16,294	14,437
Subsidiaries Plan Assets	(3)	246
Total Plan Assets of Defined Benefit Pension Plans	16,291	14,683

Investment in shares of stocks is valued using the latest bid price at the reporting date. Investments in corporate bonds, mutual funds and government securities are valued using the quoted market prices at reporting date.

Unquoted Equity Investments

As at December 31, 2022 and 2021, this account consists of:

	2022	2021	2022	2021
	Percentage of Ownership			(in million pesos)
MediaQuest	100%	100%	12,634	10,508
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100%	100%	625	584
BTFHI	100%	100%	250	240
			13,509	11,332

Investments in MediaQuest

MediaQuest was registered with the Philippine SEC on June 29, 1999 primarily to purchase, subscribe for or otherwise acquire and own, hold, use, manage, sell, assign, transfer, mortgage, pledge, exchange, or otherwise dispose of real and personal property or every kind and description, and to pay thereof in whole or in part, in cash or by exchanging, stocks, bonds and other evidences of indebtedness or securities of this any other corporation. Its investments include common shares of stocks of various communication, broadcasting and media entities.

Investments in MediaQuest are carried at fair value. The VIU calculations were derived from cash flow projections over a period of five years based on the 2021 financial budgets approved by the MediaQuest’s Board of Directors and calculated terminal value. Other key assumptions used in the cash flow projections include revenue growth rate, direct costs and capital expenditures. The post-tax discount rates applied to cash flow projections range from 11.4% to 11.8%. Cash flows beyond the five-year period are determined using 0.0% to 4.8% growth rates.

On May 8, 2012, the Board of Trustees of the PLDT Beneficial Trust Fund approved the issuance by MediaQuest of PDRs amounting to Php6 billion. The underlying shares of these PDRs are the shares of stocks of Cignal TV held by MediaQuest through Satventures (Cignal TV PDRs). On the same date, MediaQuest Board of Directors approved the investment in Cignal TV PDRs by ePLDT, which gave ePLDT a 40% economic interest in Cignal TV. In June 2012, MediaQuest received a deposit for future PDRs subscription of Php4 billion from ePLDT. Additional deposits of Php1 billion each were received on July 6, 2012 and August 9, 2012.

On January 25, 2013, the Board of Trustees of the PLDT Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php3.6 billion. The underlying shares of these additional PDRs are the shares of Satventures held by MediaQuest (Satventures PDRs), the holder of which will have a 40% economic interest in Satventures. Satventures is a wholly-owned subsidiary of MediaQuest and the investment vehicle for Cignal TV. From March to August 2013, MediaQuest received from ePLDT an amount aggregating to Php3.6 billion representing deposits for future PDRs subscription. The Satventures PDRs and Cignal TV PDRs were subsequently issued on September 27, 2013, providing ePLDT an effective 64% economic interest in Cignal TV.

Also, on January 25, 2013, the Board of Trustees of the PLDT Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php1.95 billion. The underlying shares of these additional PDRs are the shares of stocks of Hastings held by MediaQuest (Hastings PDRs). Hastings is a wholly-owned subsidiary of MediaQuest, which holds all the print-related investments of MediaQuest, including equity interests in the three leading newspapers: The Philippine Star, Philippine Daily Inquirer, and Business World. From June 2013 to October 2013, MediaQuest received from ePLDT an amount aggregating to Php1.95 billion representing deposits for future PDRs subscription.

On February 19, 2014, ePLDT’s Board of Directors approved an additional Php500 million investment in Hastings PDRs. On March 11, 2014, MediaQuest received from ePLDT an amount aggregating to Php300 million representing deposits for future PDRs subscription. As at December 31, 2014, total deposit for PDRs subscription amounted to Php2,250 million.

On May 21, 2015, ePLDT’s Board of Directors approved an additional Php800 million investment in Hastings PDRs and settlement of the Php200 million balance of the Php500 million Hastings PDR investment in 2014. Subsequently, on May 30, 2015, the Board of Trustees of the PLDT Beneficial Trust Fund and the Board of Directors of MediaQuest approved the issuance of Php3,250 million Hastings PDRs. This provided ePLDT with 70% economic interest in Hastings. In February 2018, ePLDT entered into a Deed of Assignment with the Board of Trustees of the PLDT Beneficial Trust Fund transferring the Hastings PDRs for Php1,664 million.

In 2019 and 2020, the Board of Trustees of the PLDT Beneficial Trust Fund approved additional investment in MediaQuest amounting to Php3,100 million and Php1,400 million, respectively, to fund MediaQuest’s investment requirements. The full amounts were fully drawn by MediaQuest during 2019 and 2020.

In 2021 and 2022, the Board of Trustees of the PLDT Beneficial Trust Fund approved the additional investment in MediaQuest to fund its cash requirements amounting to Php2,000 million and Php1,000 million, respectively. As at December 31, 2022, both investments were already fully drawn by MediaQuest.

Investment in TMBLA

TMBLA was incorporated for the primary purpose of accumulating the savings of its stockholders and lending funds to them for housing programs. The beneficial trust fund’s total investment into TMBLA amounted to Php119 million consisting of initial direct subscription in shares of stocks of TMBLA in the amount of Php20 million (net of unpaid subscription amounting to Php32 million) and subsequently via a Deed of Pledge amounting to Php99 million. The cumulative change in the fair market values of this investment amounted to Php494 million and Php465 million as at December 31, 2022 and 2021, respectively.

Investment in BTFHI

BTFHI was incorporated for the primary purpose of acquiring voting preferred shares in PLDT and while the owner, holder of possessor thereof, to exercise all the rights, powers, and privileges of ownership or any other interest therein.

On October 26, 2012, BTFHI subscribed to a total of 150 million shares of Voting Preferred Stock of PLDT at a subscription price of Php1.00 per share for a total subscription price of Php150 million. Total cash dividend income amounted to Php10 million for each of the years ended December 31, 2022, 2021 and 2020. Dividend receivables amounted to Php2 million each as at December 31, 2022 and 2021.

Shares of Stocks

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Common shares
PSE	1,054	1,401
PLDT	35	48
Others	464	507
Preferred shares	360	360
	1,913	2,316

Dividends earned on PLDT common shares amounted to Php3 million for the year ended December 31, 2022 and Php2 million for each of the years ended December 31, 2021 and 2020.

Preferred shares represent 300 million unlisted preferred shares of PLDT at Php10 par value, net of subscription payable of Php2,640 million as at December 31, 2022 and 2021. These shares, which bear dividend of 13.5% per annum based on the paid-up subscription price, are cumulative, non-convertible and redeemable at par value at the option of PLDT. Dividends earned on this investment amounted to Php49 million, Php47 million and Php49 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Corporate Bonds

Investment in corporate bonds includes various long-term peso and dollar denominated bonds with maturities ranging from July 2022 to September 2027 and fixed interest rates from 3.25% to 6.94% per annum.

Government Securities

Investments in government securities includes Retail Treasury Bonds bearing an interest rate of 3.7% per annum. This security is fully guaranteed by the government of the Republic of the Philippines.

Mutual Funds

Investment in mutual funds includes UITF, bond and equity funds, which aims to out-perform benchmarks in various indices as part of its investment strategy.

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2022 and 2021 are as follows:

	2022	2021
Investments in listed and unlisted equity securities	95%	94%
Temporary cash investments	2%	4%
Debt and fixed income securities	2%	2%
Mutual funds	1%	—
	100%	100%

Defined Contribution Plans

Smart’s and certain of its subsidiaries’ contributions to the plan are made based on the employees’ years of tenure and range from 5% to 10% of the employee’s monthly salary. Additionally, an employee has an option to make a personal contribution to the fund, at an amount not exceeding 10% of his monthly salary. The employer then provides an additional contribution to the fund ranging from 10% to 50% of the employee’s contribution based on the employee’s years of tenure. Although the plan has a defined contribution format, Smart and certain of its subsidiaries regularly monitor their compliance with Republic Act No. 7641. As at December 31, 2022 and 2021, Smart and certain of its subsidiaries were in compliance with the requirements of Republic Act No. 7641.

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end. Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
		(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	3,264	2,775	2,813
Service costs	262	313	294
Interest costs on benefit obligation	156	101	118
Actuarial losses – economic assumptions	(20)	(40)	28
Actuarial losses – experience	(216)	12	69
Actual benefits paid/settlements	(396)	—	(567)
Curtailment and others	(273)	103	20
Present value of defined benefit obligations at end of the year	2,777	3,264	2,775
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	4,137	3,651	3,084
Actual contributions	299	306	282
Interest income on plan assets	213	132	142
Return on plan assets (excluding amount included in net interest)	(322)	(18)	143
Actual benefits paid/settlements	(842)	—	—
Others	—	66	—
Fair value of plan assets at end of the year	3,485	4,137	3,651
Funded status – net	708	873	876
Prepaid benefit costs (Note 19)	708	873	876

Components of net periodic benefit costs:
Service costs	262	313	294
Interest costs - net	(57)	(31)	(24)
Curtailment/settlement gains and other adjustments	—	—	—
Net periodic benefit costs (Note 5)	205	282	270

Actual net loss on plan assets amounted to Php109 million for the year ended December 31, 2022, while actual net gains on plan assets amounted to Php114 million and Php285 million for the years ended December 31, 2021 and 2020, respectively.

Based on the latest actuarial valuation, Smart and certain of its subsidiaries expect to contribute the amount of approximately Php309 million to the plan in 2023.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2022:

(in million pesos)
2023	81
2024	143
2025	142
2026	210
2027	216
2028 to 2062	2,163

The average duration of the defined benefit obligation at the end of the reporting period is 10 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Rate of increase in compensation	5.0%	5.0%	5.0%
Discount rate	7.3%	5.0%	3.5%

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2021 and 2020, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	(0.1%)	(4)
	0.2%	614

Future salary increases	0.2%	614
	(0.1%)	(4)

Smart’s Retirement Plan

The fund is being managed and invested by BPI Asset Management and Trust Corporation, as Trustee, pursuant to an amended trust agreement dated February 21, 2012.

The plan’s investment portfolio seeks to achieve regular income, long-term capital growth and consistent performance over its own portfolio benchmark. In order to attain this objective, the Trustee’s mandate is to invest in a diversified portfolio of bonds and equities, both domestic and international. The portfolio mix is kept at 70% and 30% for fixed income securities and equity securities, respectively.

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2022 and 2021:

	2022	2021
		(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	2,152	2,833
Domestic equities	676	997
International fixed income	222	558
Philippine foreign currency bonds	220	224
International equities	—	844
Total noncurrent financial assets	3,270	5,456
Current Financial Assets
Cash and cash equivalents	1,411	37
Total current financial assets	1,411	37
Total plan assets	4,681	5,493
Less: Employee’s share, forfeitures and mandatory reserve account	1,196	1,356
Total Plan Assets of Defined Contribution Plans	3,485	4,137

Domestic Fixed Income

Investments in domestic fixed income include Philippine Peso denominated bonds, such as government securities and corporate debt securities, with fixed interest rates from 3.00% to 10.13% per annum.

Domestic Equities

Investments in domestic equities include direct equity investments in common shares listed in the PSE. These investments earn on stock price appreciation and dividend payments. This includes investment in PLDT shares with fair value of Php21 million and Php45 million as at December 31, 2022 and 2021, respectively.

International Equities

Investments in international equities include exchange traded funds managed by BlackRock.

Philippine Foreign Currency Bonds

Investments in Philippine foreign currency bonds include U.S. Dollar denominated fixed income instruments issued by the Philippine government and local corporations with fixed interest rates from 2.95% to 10.63% per annum.

International Fixed Income

Investments in international fixed income include exchange traded funds in iSHARES U.S. Treasury Bond ETF and iSHARES International Treasury Bond ETF.

Cash and Cash Equivalents

This pertains to the fund’s excess liquidity in Philippine Peso and U.S. Dollars including investments in time deposits, money market funds and other deposit products of banks with duration or tenor less than a year.

The asset allocation of the Plan is set and reviewed from time to time by the Plan Trustees taking into account the membership profile, the liquidity requirements of the Plan and risk appetite of the Plan sponsor. This considers the expected benefit cash flows to be matched with asset durations.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement. To effectively manage liquidity risk, the Plan Trustees invest a portion of the fund in readily tradeable and liquid investments which can be sold at any given time to fund liquidity requirements.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE. In order to effectively manage price risk, the Plan Trustees continuously assess these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2022 and 2021 are as follows:

	2022	2021
Investments in debt and fixed income securities and others	86%	67%
Investments in listed and unlisted equity securities	14%	33%
	100%	100%

Other Long-term Employee Benefits

TIP

In 2017, the Board of Directors of PLDT approved the TIP which intended to provide incentive compensation to key officers, executives and other eligible participants who are consistent performers and contributors to the Company’s strategic and financial goals, based on the achievement of telco core income targets. The program was divided into two cycles. Cycle 1 covered the performance period from 2017 to 2019, was in the form of PLDT common shares of stocks and later modified to a mix of equity shares and cash grants, and was released in three annual grants. Cycle 2 covered the performance period from 2020 to 2021, was settled in cash and was released in 2022. TIP was administered by the ECC.

LTIP

On December 23, 2021, the ECC approved the LTIP covering the years 2022 to 2026, covering two cycles, based on the achievement of telco core income targets, with additional performance metrics on Customer Experience and Sustainability to impact the LTIP pay-out. Cycle 1 covers performance period from 2022 to 2024. Payout will be split at the end of the 2nd year and at the end of the 3rd year, based on the achievement of performance targets. Cycle 2 covers performance period from 2025 and 2026, and is subject to the ECC’s further evaluation and approval of the final terms.

The expense accrued for the LTIP amounted to Php1,272 million for the year ended December 31, 2022 and expense accrued for the TIP amounted to Php1,186 million and Php1,134 million for the years ended December 31, 2021 and 2020, respectively.

The accrued incentive payable amounted to Php1,294 million and Php2,384 million as at December 31, 2022 and 2021, respectively. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating Pension Benefit Costs and Other Employee Benefits and Note 5 – Income and Expenses – Compensation and Employee Benefits.